UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Management LLC

Address:  401 City Avenue
          Suite 526
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Frenkel
Title:  Managing Member
Phone:  (610) 668-0404


Signature, Place and Date of Signing:

/s/ Leon Frenkel                Bala Cynwyd, Pennsylvania    February 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:  $119,010
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]



                                                    FORM 13F INFORMATION TABLE

                                                      TRIAGE MANAGEMENT LLC



COLUMN 1                         COLUMN  2  COLUMN 3  COLUMN 4             COLUMN 5  COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE OF             VALUE    SHRS OR     SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP     (X$1000) PRN AMT     PRN CALL DISCRETION  MGRS   SOLE      SHARED    NONE
--------------                   -----      -----     -------  -------     --- ---- ----------  ----   ----      ------    ----
AES CORP 4.500%    08/15/05      SDCV     00130HAN5    20,774  21,640,000  PRN        Sole             21,640,000
ALLSTREAM INC                    Cl A     02004C105       120       2,214  SHS        Sole                  2,214
ALLSTREAM INC                    Cl B     02004C204     7,718     139,944  SHS        Sole                139,944
ARRIS GROUP INC                  COM      04269Q100     2,554     352,700  SHS        Sole                352,700
ASHLAND INC                      COM      044204105     1,322      30,000  SHS        Sole                 30,000
AVAYA INC.  10/31/2021           NOTE     053499AA7       660   1,200,000  PRN        Sole              1,200,000
BOISE CASCADE CORP               COM      097383103    11,172     340,000  SHS        Sole                340,000
BROCADE COMMUNICATIONS SYSTEMS   COM      111621108        41       7,000  SHS        Sole                  7,000
CALPINE CORP 4.000%    12/26/06  NOTE     131347BA3     6,488   6,620,000  PRN        Sole              6,620,000
CENTILLIUM COMMUNICATIONS IN     COM      152319109     1,280     227,400  SHS        Sole                227,400
CHARTER COMMUNICATION INC
  DEL 5.750%    10/15/05         NOTE     16117MAB3    11,746  12,430,000  PRN        Sole             12,430,000
CONSECO INC                      COM      208464883     8,487     389,306  SHS        Sole                389,306
EDGAR ONLINE INC                 COM      279765101        33      20,000  SHS        Sole                 20,000
ELAN CORP PLC                    ADR      284131208     1,522     220,900  SHS        Sole                220,900
GB HOLDINGS INC                  COM      36150A109     1,508     486,316  SHS        Sole                486,316
GENESIS HEALTHCARE CORP          COM      37184D101       148       6,500  SHS        Sole                  6,500
HAWAIIAN HOLDINGS INC            COM      419879101     1,355     453,150  SHS        Sole                453,150
IMPERIAL SUGAR CO                COM      453096208     4,149     293,629  SHS        Sole                293,629
MCDERMOTT INTL                   COM      580037109     3,362     281,300  SHS        Sole                281,300
NETWOLVES CORPORATION            COM      64120V102       559     300,000  SHS        Sole                300,000
NOVELL INC                       COM      670006105     1,556     147,900  SHS        Sole                147,900
PATHMARK STORES, INC.
  09 19 2010                     WTS      70322A119         8       8,787  SHS        Sole                  8,787
PENN TREATY AMERICAN CORP
  6.250%  10/15/08               NOTE     707874AD5       188     188,000  PRN        Sole                188,000
PENN TREATY AMERICAN CORP
  6.250%  10/15/08               NOTE     707874AE3     1,640   1,640,000  PRN        Sole              1,640,000
PRIMUS TELECOMMUNICATIONS        COM      741929103     1,237     121,500  SHS        Sole                121,500
RADIOLOGIX INC                   COM      75040K109        73      21,400  SHS        Sole                 21,400
REDBACK NETWORKS INC 5.000%
  04/01/07                       NOTE     757209AB7    11,070  16,280,000  PRN        Sole             16,280,000
SCO GROUP INC                    COM      78403A106       321      18,900  SHS        Sole                 18,900
STAGE STORES INC 20.0
  EXP08/23/2006                  WTS      85254C131       639      63,900  SHS        Sole                 63,900
TELESYSTEM INTL WIRELESS INC     COM      879946606        15       1,740  SHS        Sole                  1,400
TENET HEALTHCARE CORP            COM      88033G100       892      55,600  SHS        Sole                 55,600
TEXAS GENCO HLDGS INC            COM      882443104     2,303      70,850  SHS        Sole                 70,850
TOMMY HILFIGER CORP              ORD      G8915Z102     6,510     439,600  SHS        Sole                439,600
USG CORP (NEW)                   COM      903293405     3,660     220,900  SHS        Sole                220,900
WASHINGTON GROUP INTL INC        COM      938862208     3,899     114,789  SHS        Sole                114,789

                                                      119,010



03108.0002 #464169